Risk and Capital Management - Composition Of Capital Adequcy (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Composition Of Capital Adequacy [Line Items]
Common Equity Tier I	R$ 130,716	R$ 119,960
Tier I	149,912	137,157
Total capital (PR)	169,797	151,244
Total risk-weighted assets (RWA)	R$ 1,153,841	R$ 1,042,207
Common Equity Tier 1 ratio (%)	11.30%	11.50%
Tier 1 ratio (%)	13.00%	13.20%
Total capital ratio (%)	14.70%	14.50%
Capital conservation buffer requirement (%)	2.00%	1.25%
Countercyclical buffer requirement (%)	0.00%	0.00%
Bank G-SIB and/or D-SIB additional requirements (%)	1.00%	1.00%
Total of bank CET1 specific buffer requirements (%)	3.00%	2.25%